As filed with the Securities and Exchange Commission on February 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8977

Savos Investments Trust
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of principal executive offices) (Zip code)

Starr E. Frohlich
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and address of agent for service)

800-238-0810
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)			December 31, 2013

CONTRACTS			VALUE
PURCHASED OPTIONS* - 120.91%
	Russell 2000 Index
100	Put Expiration: March, 2014, Exercise Price: $1,100		$175,500
100	Put Expiration: March, 2014, Exercise Price: $1,120		220,000
	S&P 500 Index
400	Put Expiration: March, 2014, Exercise Price: $1,725		532,000
200	Put Expiration: March, 2014, Exercise Price: $1,750		339,000
	Total Purchased Options (Cost $2,563,100)		1,266,500
SHARES
SHORT TERM INVESTMENTS - 20.15%
Money Market Funds - 20.15%
211,091	Goldman Sachs Financial Square Funds-Government Fund		211,091
	Total Short Term Investments (Cost $211,091)		211,091
	Total Investments - 141.06% (Cost $2,774,191**)		1,477,591
	Liabilities in Excess of Other Assets - (41.06)%		(430,125)
	TOTAL NET ASSETS - 100.00%		$1,047,466

* All options are exchange-traded options and are executed through the Chicago Board Options Exchange.
**Aggregate cost for Federal income tax purposes is $1,477,591.
Percentages are stated as a percent of net assets.

Schedule of Options Written (unaudited)			December 31, 2013

CONTRACTS			VALUE
WRITTEN OPTIONS*
	Russell 2000 Index
200	Put Expiration: March, 2014, Exercise Price: $1,010		$127,000
	S&P 500 Index
500	Put Expiration: March, 2014, Exercise Price: $1,600		240,000
	Total Written Options (Premiums Received $727,600)		$367,000
* All options are exchange-traded options and are executed through the Chicago Board Options Exchange.

	The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows***:

	Cost of investments	$1,477,591
	Gross unrealized appreciation	0
	Gross unrealized depreciation	0
	Net unrealized appreciation	$0

***	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Purchased Options	$1,266,500	$-	$-	$1,266,500
Short Term Investments	211,091	-	-	211,091

Total Investments in Securities	$1,477,591	$-	$-	$1,477,591

Other Financial Instruments*
Written Options	$367,000	$-	$-	$367,000

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at value.

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities
The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why the Trust uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Trust's results of operations and financial position.

The Contra Fund uses exchange-traded stock index options to provide protection against severe and sustained declines in the value of the equity allocation of certain assets managed by AssetMark, Inc. ("AssetMark") for its private advisory clients. As the Fund's investment advisor, AssetMark analyzes various mutual funds and securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at the individual security and/or portfolio level. This periodic analysis may include a statistical analysis of the performance pattern of the mutual funds and directly held securities.

Based on this analysis, as well as current market factors, Assetmark periodically uses its judgment and discretion in creating a composite hedging benchmark, which it calls the Equity Hedging Benchmark (the "Hedging Benchmark"), in an attempt to identify a hedge for the equity market risk of certain assets owned by Fund shareholders.  In order to reduce the cost of the hedge AssetMark may, and sometimes will, include Hedging Benchmark positions which by themselves would have a long equity market bias. AssetMark then instructs the Fund's sub-advisor of the nature, timing, and performance expectations related to and associated with the Hedging Benchmark. The sub-advisor uses a quantitative and qualitative investment process to select investments designed to deliver Fund performance that tracks, within prescribed bounds, the performance of the Hedging Benchmark's positions.  In pursuing the Fund's objectives, the sub-advisor, at its discretion, may increase or decrease the level of downside protection provided by the Fund, relative to the Hedging Benchmark, including potentially adjusting the long-bias positions identified in the Hedging Benchmark.  The value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, is unchanged or experiences a modest decrease. Conversely, when the value of the broad-based equity market experiences a severe and sustained decline, the value of your investment in the Fund generally will increase.

During the period, the Fund held a variety of domestic equity index put options, including both long and short positions.  These put option positions were taken for the purpose of managing the Fund’s net sensitivity to changes in the value of the broad equity market, and thus to provide protection for Fund shareholders against periods of sustained and severe downturns in the broad equity market.  During the period, episodes of significant equity market volatility increased the cost of the long put options commonly used in the Fund to achieve its fundamental hedging purpose.  In reaction to that hedging cost increase, the Fund regularly took short positions in put options with strike prices that were further out-of-the-money than the strike prices of the long put options held in the Fund.  This practice helped defray the costs of providing protection against downturns in the broad-based equity market.

Transactions within the Fund may result in significant volatility and the potential for significant loss in Fund value. Options holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration.

Statement of Assets and Liabilities - Values of Derivative Instruments as of December 31, 2013

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$1,266,500	Options written, at value	$367,000
Total		$1,266,500		$367,000

The average monthly value of purchased and written options during the period ended December 31, 2013 were as follows:

		Genworth Financial Contra Fund
Purchased Options		$663,083
Written Options		$(185,583)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Savos Investments Trust

By (Signature and Title)              /s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date           2/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date           2/21/14

By (Signature and Title)             /s/ Starr E. Frohlich
Starr E. Frohlich
Principal Financial Officer/Treasurer

Date           2/21/14